Financial Instruments - Foreign Currency Risk (Details) - Currency exchange risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Foreign currency exchange risk	$ (33,610)	$ (48,182)
Accounts payable and accrued liabilities
Financial Instruments
Foreign currency exchange risk	(1,264)	(842)
Interest accrual
Financial Instruments
Foreign currency exchange risk	(1,300)	(1,164)
Convertible Note
Financial Instruments
Foreign currency exchange risk	(25,662)	(22,541)
Financial derivative liability - convertible notes
Financial Instruments
Foreign currency exchange risk	(6,674)	(37,715)
Financial derivative liability - warrants
Financial Instruments
Foreign currency exchange risk	(1,271)
Cash and cash equivalents
Financial Instruments
Foreign currency exchange risk	$ 2,561	$ 14,080